Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000106438 [Member] | US Government Debt Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000106438 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000106438 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000106438 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000106438 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000106438 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000106438 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000106438 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000106438 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000106438 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000106438 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000106438 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000106438 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106438 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106438 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106438 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106438 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000106438 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000106438 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000106438 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000106438 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000106438 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000067865 [Member] | US Government Debt Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000067865 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000067865 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000067865 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000067865 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000067865 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000067865 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000067865 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000067865 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000067865 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000067865 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000067865 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000067865 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000067865 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000067865 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000067865 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000067865 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000067865 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000067865 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000067865 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000067865 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000067865 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000067864 [Member] | US Government Debt Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000067864 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000067864 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000067864 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000067864 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000067864 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000067864 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000067864 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000067864 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000067864 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000067864 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000067864 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000067864 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000067864 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000067864 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000067864 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000067864 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000067864 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000067864 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000067864 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000067864 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000067864 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000113485 [Member] | US Government Debt Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000113485 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000113485 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000113485 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000113485 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000113485 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000113485 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000113485 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000113485 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000113485 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000113485 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000113485 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000113485 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000113485 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000113485 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000113485 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000113485 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113485 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000113485 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000113485 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000113485 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000113485 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000001791 [Member] | US Government Debt Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000001791 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000001791 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000001791 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000001791 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000001791 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001791 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000001791 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000001791 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000001791 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000001791 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000001791 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000001791 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001791 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001791 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001791 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001791 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001791 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000001791 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000001791 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000001791 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000001791 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000001790 [Member] | US Government Debt Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000001790 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000001790 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000001790 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000001790 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000001790 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001790 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000001790 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000001790 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000001790 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000001790 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000001790 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000001790 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001790 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001790 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001790 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001790 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001790 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000001790 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000001790 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000001790 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000001790 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000001788 [Member] | US Government Debt Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000001788 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000001788 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000001788 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000001788 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000001788 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001788 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000001788 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000001788 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000001788 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000001788 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000001788 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000001788 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001788 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001788 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001788 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001788 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001788 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000001788 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000001788 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000001788 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000001788 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000142607 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000142607 [Member] | Danske Bank A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142607 [Member] | Euronext NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142607 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142607 [Member] | The Weir Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142607 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142607 [Member] | Vallourec SACA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142607 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142607 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000142607 [Member] | ABN AMRO Bank NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000142607 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000142607 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000142607 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000142607 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000142607 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142607 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000142607 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000142607 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000142607 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000142607 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000142607 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142607 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142607 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000142607 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000142607 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000142607 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000142607 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000142607 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000142607 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000142607 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000142607 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142607 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142609 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000142609 [Member] | Danske Bank A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142609 [Member] | Euronext NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142609 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142609 [Member] | The Weir Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142609 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142609 [Member] | Vallourec SACA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142609 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142609 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000142609 [Member] | ABN AMRO Bank NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000142609 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000142609 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000142609 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000142609 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000142609 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142609 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000142609 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000142609 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000142609 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000142609 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000142609 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142609 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142609 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000142609 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000142609 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000142609 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000142609 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000142609 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000142609 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000142609 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000142609 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142609 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142610 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000142610 [Member] | Danske Bank A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142610 [Member] | Euronext NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142610 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142610 [Member] | The Weir Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142610 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142610 [Member] | Vallourec SACA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142610 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142610 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000142610 [Member] | ABN AMRO Bank NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000142610 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000142610 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000142610 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000142610 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000142610 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142610 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000142610 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000142610 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000142610 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000142610 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000142610 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142610 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142610 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000142610 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000142610 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000142610 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000142610 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000142610 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000142610 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000142610 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000142610 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142610 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142611 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000142611 [Member] | Danske Bank A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142611 [Member] | Euronext NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142611 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142611 [Member] | The Weir Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142611 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142611 [Member] | Vallourec SACA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142611 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142611 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000142611 [Member] | ABN AMRO Bank NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000142611 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000142611 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000142611 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000142611 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000142611 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142611 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000142611 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000142611 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000142611 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000142611 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000142611 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142611 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142611 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000142611 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000142611 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000142611 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000142611 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000142611 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000142611 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000142611 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000142611 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142611 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142613 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000142613 [Member] | Danske Bank A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142613 [Member] | Euronext NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142613 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142613 [Member] | The Weir Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142613 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142613 [Member] | Vallourec SACA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142613 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142613 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000142613 [Member] | ABN AMRO Bank NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000142613 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000142613 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000142613 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000142613 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000142613 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142613 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000142613 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000142613 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000142613 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000142613 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000142613 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142613 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142613 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000142613 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000142613 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000142613 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000142613 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000142613 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000142613 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000142613 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000142613 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142613 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142615 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000142615 [Member] | Danske Bank A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142615 [Member] | Euronext NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142615 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142615 [Member] | The Weir Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142615 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142615 [Member] | Vallourec SACA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142615 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142615 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000142615 [Member] | ABN AMRO Bank NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000142615 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000142615 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000142615 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000142615 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000142615 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142615 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000142615 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000142615 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000142615 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000142615 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000142615 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142615 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142615 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000142615 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000142615 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000142615 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000142615 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000142615 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000142615 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000142615 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000142615 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142615 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142608 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000142608 [Member] | Danske Bank A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142608 [Member] | Euronext NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142608 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142608 [Member] | The Weir Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142608 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142608 [Member] | Vallourec SACA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142608 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142608 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000142608 [Member] | ABN AMRO Bank NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000142608 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000142608 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000142608 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000142608 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000142608 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142608 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000142608 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000142608 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000142608 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000142608 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000142608 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142608 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142608 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000142608 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000142608 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000142608 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000142608 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000142608 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000142608 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000142608 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000142608 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142608 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156920 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000156920 [Member] | NAURA Technology Group Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156920 [Member] | KEI Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156920 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000156920 [Member] | Contemporary Amperex Technology Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156920 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156920 [Member] | eMemory Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156920 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000156920 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000156920 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000156920 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000156920 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000156920 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000156920 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000156920 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000156920 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000156920 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156920 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000156920 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156920 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000156920 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156920 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156920 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000156920 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000156920 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156920 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000156920 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156920 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000156920 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000156920 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156919 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000156919 [Member] | NAURA Technology Group Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156919 [Member] | KEI Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156919 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000156919 [Member] | Contemporary Amperex Technology Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156919 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156919 [Member] | eMemory Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156919 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000156919 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000156919 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000156919 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000156919 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000156919 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000156919 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000156919 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000156919 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000156919 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156919 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000156919 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156919 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000156919 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156919 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156919 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000156919 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000156919 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156919 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000156919 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156919 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000156919 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000156919 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156918 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000156918 [Member] | NAURA Technology Group Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156918 [Member] | KEI Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156918 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000156918 [Member] | Contemporary Amperex Technology Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156918 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156918 [Member] | eMemory Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156918 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000156918 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000156918 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000156918 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000156918 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000156918 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000156918 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000156918 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000156918 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000156918 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156918 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000156918 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156918 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000156918 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156918 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156918 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000156918 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000156918 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156918 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000156918 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156918 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000156918 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000156918 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156917 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000156917 [Member] | NAURA Technology Group Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156917 [Member] | KEI Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156917 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000156917 [Member] | Contemporary Amperex Technology Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156917 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156917 [Member] | eMemory Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156917 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000156917 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000156917 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000156917 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000156917 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000156917 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000156917 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000156917 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000156917 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000156917 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156917 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000156917 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156917 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000156917 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156917 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156917 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000156917 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000156917 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156917 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000156917 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156917 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000156917 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000156917 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156916 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000156916 [Member] | NAURA Technology Group Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156916 [Member] | KEI Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156916 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000156916 [Member] | Contemporary Amperex Technology Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156916 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156916 [Member] | eMemory Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156916 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000156916 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000156916 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000156916 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000156916 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000156916 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000156916 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000156916 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000156916 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000156916 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156916 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000156916 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156916 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000156916 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156916 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156916 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000156916 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000156916 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156916 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000156916 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156916 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000156916 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000156916 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156915 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000156915 [Member] | NAURA Technology Group Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156915 [Member] | KEI Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156915 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000156915 [Member] | Contemporary Amperex Technology Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156915 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156915 [Member] | eMemory Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156915 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000156915 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000156915 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000156915 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000156915 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000156915 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000156915 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000156915 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000156915 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000156915 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156915 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000156915 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156915 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000156915 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156915 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156915 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000156915 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000156915 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156915 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000156915 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156915 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000156915 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000156915 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156914 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000156914 [Member] | NAURA Technology Group Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156914 [Member] | KEI Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156914 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000156914 [Member] | Contemporary Amperex Technology Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156914 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156914 [Member] | eMemory Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156914 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000156914 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000156914 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000156914 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000156914 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000156914 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000156914 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000156914 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000156914 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000156914 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156914 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000156914 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156914 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000156914 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156914 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156914 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000156914 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000156914 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156914 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000156914 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156914 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000156914 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000156914 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213578 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213578 [Member] | Brazilian Real [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000213578 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000213578 [Member] | Czech Koruna [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213578 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.60%)
C000213578 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.60%)
C000213578 [Member] | Mexican Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000213578 [Member] | Other long currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000213578 [Member] | Other short currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
C000213578 [Member] | Pound Sterling [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000213578 [Member] | Swiss Franc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000213578 [Member] | U S Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000213578 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000213578 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000213578 [Member] | Base Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213578 [Member] | Ags Softs [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000213578 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000213578 [Member] | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000213578 [Member] | Long Term Intermediate Rates [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.50%)
C000213578 [Member] | Short Term Rates [Member]
Holdings [Line Items]
Percent of Net Asset Value	(186.60%)
C000213579 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213579 [Member] | Brazilian Real [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000213579 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000213579 [Member] | Czech Koruna [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213579 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.60%)
C000213579 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.60%)
C000213579 [Member] | Mexican Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000213579 [Member] | Other long currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000213579 [Member] | Other short currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
C000213579 [Member] | Pound Sterling [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000213579 [Member] | Swiss Franc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000213579 [Member] | U S Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000213579 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000213579 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000213579 [Member] | Base Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213579 [Member] | Ags Softs [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000213579 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000213579 [Member] | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000213579 [Member] | Long Term Intermediate Rates [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.50%)
C000213579 [Member] | Short Term Rates [Member]
Holdings [Line Items]
Percent of Net Asset Value	(186.60%)
C000213580 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213580 [Member] | Brazilian Real [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000213580 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000213580 [Member] | Czech Koruna [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213580 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.60%)
C000213580 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.60%)
C000213580 [Member] | Mexican Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000213580 [Member] | Other long currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000213580 [Member] | Other short currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
C000213580 [Member] | Pound Sterling [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000213580 [Member] | Swiss Franc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000213580 [Member] | U S Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000213580 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000213580 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000213580 [Member] | Base Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213580 [Member] | Ags Softs [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000213580 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000213580 [Member] | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000213580 [Member] | Long Term Intermediate Rates [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.50%)
C000213580 [Member] | Short Term Rates [Member]
Holdings [Line Items]
Percent of Net Asset Value	(186.60%)
C000213577 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213577 [Member] | Brazilian Real [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000213577 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000213577 [Member] | Czech Koruna [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213577 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.60%)
C000213577 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.60%)
C000213577 [Member] | Mexican Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000213577 [Member] | Other long currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000213577 [Member] | Other short currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
C000213577 [Member] | Pound Sterling [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000213577 [Member] | Swiss Franc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000213577 [Member] | U S Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000213577 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000213577 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000213577 [Member] | Base Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213577 [Member] | Ags Softs [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000213577 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000213577 [Member] | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000213577 [Member] | Long Term Intermediate Rates [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.50%)
C000213577 [Member] | Short Term Rates [Member]
Holdings [Line Items]
Percent of Net Asset Value	(186.60%)
C000213576 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213576 [Member] | Brazilian Real [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000213576 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000213576 [Member] | Czech Koruna [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213576 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.60%)
C000213576 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.60%)
C000213576 [Member] | Mexican Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000213576 [Member] | Other long currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000213576 [Member] | Other short currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
C000213576 [Member] | Pound Sterling [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000213576 [Member] | Swiss Franc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000213576 [Member] | U S Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000213576 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000213576 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000213576 [Member] | Base Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213576 [Member] | Ags Softs [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000213576 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000213576 [Member] | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000213576 [Member] | Long Term Intermediate Rates [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.50%)
C000213576 [Member] | Short Term Rates [Member]
Holdings [Line Items]
Percent of Net Asset Value	(186.60%)